Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss Per Common Share

14. Net Loss Per Common Share

Diluted net loss per common share is the same as basic net loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The following common share equivalent securities have been excluded from the calculation of weighted-average common shares outstanding because the effect is anti-dilutive:

Anti-dilutive common share equivalents	March 31, 2021	March 31, 2020
Stock options	2,866	2,159
Restricted Stock Units	2,561	—
Warrants	13,250	—
Total anti-dilutive common share equivalents	18,677	2,159

	Period Ended March 31,
	2021	2020
Numerator:
Net loss	$(28,515)	$(818)
Denominator:
Weighted-average common shares outstanding, basic and diluted	80,729	32,858
Net loss per common share, basic and diluted	$(0.35)	$(0.02)

(13)   Net Loss Per Share

Diluted net loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The following common share equivalent securities have been excluded from the calculation of weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	December 31,
Anti-dilutive common share equivalents:	2020	2019
Series A Preferred Stock	2,770,165	2,770,165
Series A-1 Preferred Stock	392,276	392,276
Series B Preferred Stock	2,631,972	1,483,491
Series C Preferred Stock	5,130,658	—
Restricted stock units	1,183,500	—
Stock options	1,384,984	1,004,000
Total anti-dilutive common share equivalents	13,493,555	5,649,932

Basic and diluted net loss per common share is calculated as follows:

	Year Ended
	December 31,
	2020	2019
Numerator:
Net loss	$(17,447,705)	$(2,746,021)
Denominator:
Weighted-average common shares outstanding, basic and diluted	9,716,768	9,507,926
Net loss per common share, basic and diluted	$(1.80)	$(0.29)